Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 64,628	$ 71,467
Trade receivables (net of allowance for doubtful accounts of $415 and $455 at December 31, 2017 and 2018, respectively)	38,953	41,708
Unbilled receivables	20,206	11,518
Other receivables and prepaid expenses	6,224	6,280
Total current assets	130,011	130,973
LONG-TERM ASSETS:
Capitalized software development costs, net	22,434	23,761
Other intangible assets, net	42,820	41,409
Property and equipment, net	8,515	10,695
Goodwill	166,094	158,559
Severance pay fund	4,699	4,547
Other long-term assets	4,292	3,675
Total long-term assets	248,854	242,646
Total assets	378,865	373,619
CURRENT LIABILITIES:
Trade payables	6,149	7,044
Employees and payroll accruals	21,837	23,039
Accrued expenses and other liabilities	25,162	23,573
Current maturities of Series B Debentures	9,898
Deferred revenues	18,057	16,513
Total current liabilities	81,103	70,169
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	68,577	78,281
Deferred tax liabilities	11,681	9,171
Other long-term liabilities	9,398	8,271
Accrued severance pay	5,622	5,500
Total long-term liabilities	95,278	101,223
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST		1,353
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares at December 31, 2017 and 2018, respectively; Issued: 52,086,730 and 52,310,300 shares at December 31, 2017 and 2018, respectively; Outstanding: 49,758,434 and 49,982,004 shares at December 31, 2017 and 2018, respectively	695	689
Additional paid-in capital	214,918	221,175
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2017 and 2018	(9,423)	(9,423)
Accumulated other comprehensive income (loss)	(7,820)	528
Retained earnings (accumulated deficit)	2,674	(12,926)
Total Sapiens International Corporation N.V. shareholders' equity	201,044	200,043
Non-controlling interests	1,440	831
Total equity	202,484	200,874
Total liabilities and equity	$ 378,865	$ 373,619